UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04917

Morgan Stanley Mortgage Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	October 31, 2015

Item 1 - Report to Shareholders

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Adviser

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2015 Morgan Stanley

INVESTMENT MANAGEMENT

Morgan Stanley Mortgage Securities Trust

Annual Report

October 31, 2015

MTGANN
1361394 EXP 12.31.16

Morgan Stanley Mortgage Securities Trust

Table of Contents

Welcome Shareholder	3
Fund Report	4
Performance Summary	8
Expense Example	10
Portfolio of Investments	12
Statement of Assets and Liabilities	22
Statement of Operations	23
Statements of Changes in Net Assets	24
Notes to Financial Statements	25
Financial Highlights	43
Report of Independent Registered Public Accounting Firm	48
Investment Advisory Agreement Approval	49
U.S. Privacy Policy	52
Trustee and Officer Information	57

Welcome Shareholder,

We are pleased to provide this annual report, in which you will learn how your investment in Morgan Stanley Mortgage Securities Trust (the "Fund") performed during the latest twelve-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the year ended October 31, 2015

Total Return for the 12 Months Ended October 31, 2015
Class A	Class B	Class L	Class I	Class C*	Barclays U.S. Mortgage Backed Securities (MBS) Index[1]	Lipper U.S. Mortgage Funds Index[2]
2.83%	2.19%	2.55%	3.19%	–0.24%	2.50%	2.43%

The performance of the Fund's five share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

*  Performance shown for Class C shares is for the period since inception on April 30, 2015. Performance information for very short periods should not be the sole factor in making an investment decision because short-term returns may not be indicative of the Fund's long-term performance potential.

Market Conditions

U.S. Treasury bonds have remained range-bound for most of 2015 as U.S. economic data has shown inconsistent signs of growth and the Federal Reserve (Fed) has delayed its plans to raise interest rates. The yield on 10-year U.S. Treasury notes closed at 2.14 percent on October 30, 2015, just 3 basis points lower than its 2.17 percent yield level at the start of the reporting period.i Yields on shorter duration 2-year Treasury notes were 6 basis points higher on the year, ending the reporting period at 0.73 percent versus 0.67 percent 12 months earlier. While U.S. employment data, housing markets, and consumer activity have all seen mild growth, inflationary pressures have remained muted so far in 2015. Global economic weakness — primarily in Europe, China, and many emerging markets — has also created some potential economic headwinds for the U.S. economy. The Fed ended its net purchases of mortgage-backed securities (MBS) in October 2014, but the Fed has continued to buy $20 billion to $30 billion in MBS per month to replace paydowns and maintain its MBS portfolio at approximately $1.7 trillion.ii

Agency MBS performed well over the past year, benefiting from range-bound interest rates, stable prepayments, and continued sponsorship by the Fed. Although current MBS valuations appeared slightly expensive from a historical perspective, these valuations seemed justified, in our opinion, by the dampened volatility and stable investor demand. Many homeowners have either refinanced their mortgage within the past five years or had multiple opportunities to refinance during this time frame. As a result, mortgage prepayments have been very tame over the past few years and agency MBS have performed well as a result. From a supply-demand perspective, although the Fed has ended its net purchase program, it still owns roughly one-third of the agency MBS market and continues to maintain this investment through monthly reinvestment of its paydowns. As a result of the Fed's holdings, traditional MBS investors are generally underweight in agency MBS, providing a supportive level of demand for the sector.

The U.S. housing market continued to improve with home prices up approximately 5 percent over the past year ended August 2015, according the latest release of the S&P/Case-Shiller 20-City Home Price Index.iii Home

i  Source: Bloomberg LP, October 30, 2015

ii  Source: Federal Reserve, July 29, 2015

iii  Source: S&P/Case Shiller, October 27, 2015

prices were up 36 percent from the lows in 2012, and although the pace of home price appreciation has slowed, home prices remained 12 percent below the 2006 peak and continued to show signs of potential future improvement. Mortgage rates remained at very low levels from a historical perspective and home affordability has remained high when factoring in mortgage costs as a percentage of median income. Mortgage lending standards are still restrictive in the aftermath of the mortgage crisis, but household formation is increasing, and pent-up demand for homes is starting to emerge after many years of weaker demand. With unemployment currently at the lowest level since 2008, and with overall household debt almost 7 percent below its peak in 2008, we expect home prices to continue to benefit from the economic recovery.iv

Non-agency MBS have been the primary beneficiaries of this improving housing market. Delinquency and default rates have been declining, loss severities on defaulting loans have been decreasing, and prepayments on non-agency MBS have been slowly increasing. Many non-agency borrowers have been unable to refinance because their property values had declined and they were ineligible for many of the government-sponsored refinance programs such as the Home Affordable Refinance Program (HARP). With home prices recovering and home owner equity being restored, we expect to see increases in non-agency mortgage refinancing, which may be positive for the largely discount-priced, non-agency MBS market.

The commercial real estate market has also benefited from the improving economy, with rising real estate valuations and declining default rates. Office buildings have seen decreasing vacancy rates and increasing leasing rates. Hotels have experienced improving occupancy rates. Increasing retail sales have helped shopping malls. Multi-family residential buildings have benefited from rising home prices and corresponding higher rental rates. Commercial mortgage-backed securities (CMBS) have had a mixed performance over the past year. Fundamentally, CMBS has performed very well with declining delinquencies and defaults, and improving commercial real estate values. However, despite the improving fundamental conditions, yield spreads on CMBS have widened over the past year due to a combination of increased risk premiums across credit assets globally and increased new issue supply in CMBS. From a supply perspective, the CMBS market will be interesting to watch over the next couple years, as the boom loan originations volumes from 2005 through 2007 reach their 10-year maturities. Over $300 billion CMBS will reach maturity over the next three years and will need to be refinanced.v Overall, CMBS performance has still been positive on the year, but the performance has lagged behind both agency and non-agency residential MBS performance.

Performance Analysis

Class A, L and I shares of Morgan Stanley Mortgage Securities Trust outperformed both the Barclays U.S. Mortgage Backed Securities (MBS) Index (the "Index") and the Lipper U.S. Mortgage Funds Index for the 12 months ended October 31, 2015, while Class B shares underperformed both the Index and the Lipper U.S.

iv  Source: Federal Reserve Bank of New York, March 31, 2015

v  Source: Bloomberg L.P., June 30, 2015

Mortgage Funds Index for the same period, assuming no deduction of applicable sales charges. Class C shares began operations on April 30, 2015 and therefore do not have a full 12-month performance history.

The Fund's outperformance relative to the Index (other than Class B shares) over the reporting period can largely be attributed to the portfolio's exposure to non-agency MBS and collateralized mortgage obligations (CMOs). We believe the U.S. economy may continue to experience slow positive growth, which could benefit the credit-oriented, non-agency residential MBS and CMBS sectors. We also believe that interest rates are poised to move higher, which could be positive for the primarily interest-only CMOs within the portfolio. The Fund was underweight in traditional agency MBS, which did not perform as well as the Fund's non-agency MBS and CMO positions. The only meaningful detractors from performance over the period were the Fund's CMBS positions and the outright duration (interest-rate sensitivity) of the portfolio, which was shorter than that of the Index due to our expectation of higher rates in the near future.

We continue to believe that the normalization of the housing market will occur gradually. In our view, agency mortgage bonds may perform well in this environment, but will likely underperform non-agency MBS, CMBS, and interest-only agency CMOs.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION+ as of 10/31/15
Agency Fixed Rate Mortgages	24.1%
Mortgages — Other	24.0
Short-Term Investments	15.6
Asset-Backed Securities	15.0
Commercial Mortgage-Backed Securities	11.9
Collateralized Mortgage Obligations —
Agency Collateral Series	9.2
Agency Adjustable Rate Mortgages	0.2

+  Does not include open long/short futures contracts with an underlying face amount of $42,849,274 with net unrealized appreciation of $89,202. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of $5,922 and does not include an open swap agreement with total unrealized depreciation of $32,553.

LONG-TERM CREDIT ANALYSIS as of 10/31/15
AAA	3.1%
AA	42.0
A	3.1
BBB	9.8
BB	7.9
B or Below	20.6
Not Rated	13.5

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the types of securities mentioned above. Portfolio composition data are as a percentage of total investments and long-term credit analysis data are as a percentage of total long-term investments.

Security ratings disclosed with the exception for those labeled "not rated" have been rated by at least one Nationally Recognized Statistical Rating Organization ("NRSRO"). These ratings are obtained from Standard & Poor's Ratings Group ("S&P"), Moody's Investors Services, Inc ("Moody's") or Fitch Ratings ("Fitch"). If two or more NRSROs have assigned a rating to a security, the highest rating is used and if securities are not rated, Morgan Stanley Investment Management Inc. (the "Adviser") has deemed them to be of comparable quality. Ratings from Moody's or Fitch, when used, are converted into their equivalent S&P rating.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund normally invests at least 80 percent of its assets in mortgage-related securities. These mortgage-related securities may include mortgage-backed securities such as mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), stripped mortgage-backed securities ("SMBS"), commercial mortgage-backed securities ("CMBS") and inverse floating rate obligations ("inverse floaters"). The mortgage-backed securities in which the Fund invests may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. The Fund is not limited as to the maturities or types of mortgage-backed securities in which it may invest.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Performance of $10,000 Investment—Class A
Over 10 Years

Average Annual Total Returns—Period Ended October 31, 2015 (unaudited)
Symbol	Class A Shares* (since 07/28/97) MTGAX		Class B Shares** (since 03/31/87) MTGBX		Class L Shares† (since 07/28/97) MTGCX	Class I Shares†† (since 07/28/97) MTGDX	Class C Shares††† (since 04/30/15) MSMTX
1 Year	2.83 –1.58[4]	%[3]	2.19 –2.67[4]	%[3]	2.55 —%[3]	3.19 —%[3]	— —
5 Years	4.89[3] 3.98[4]		4.28[3] 3.94[4]		4.49[3] —	5.28[3] —	— —
10 Years	3.82[3] 3.37[4]		3.33[3] 3.33[4]		3.32[3] —	4.15[3] —	— —
Since Inception	4.60[3] 4.35[4]		5.30[3] 5.30[4]		3.96[3] —	4.75[3] —	–0.24 –1.21[4]	%[3]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class L, Class I and Class C shares will vary due to differences in sales charges and expenses. Returns with periods less than one year are not annualized. See the Fund's current prospectus for complete details on fees and sales charges.

*  The maximum front-end sales charge for Class A is 4.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005). Class B shares are closed to new investments.

†  Class L has no sales charge.

††  Class I has no sales charge.

†††  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

(1)  The Barclays U.S. Mortgage Backed Securities (MBS) Index tracks agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). This Index is the Mortgage Backed Securities Fixed Rate component of the Barclays U.S. Aggregate Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper U.S. Mortgage Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper U.S. Mortgage Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper U.S. Mortgage Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

‡  Ending value assuming a complete redemption on October 31, 2015.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 05/01/15 – 10/31/15.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	05/01/15	10/31/15	05/01/15 – 10/31/15
Class A
Actual (0.17% return)	$1,000.00	$1,001.70	$4.99
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.21	$5.04
Class B
Actual (–0.18% return)	$1,000.00	$998.20	$8.51
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.69	$8.59
Class L
Actual (0.02% return)	$1,000.00	$1,000.20	$6.50
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.70	$6.56
Class I
Actual (0.31% return)	$1,000.00	$1,003.10	$3.43
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.78	$3.47
Class C
Actual (–0.24% return)	$1,000.00	$997.60	$8.96
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.23	$9.05

  @  Expenses are equal to the Fund's annualized expense ratios of 0.99%, 1.69%, 1.29%, 0.68% and 1.78% for Class A, Class B, Class L, Class I and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.67%, 2.93%, 1.91%, 1.36% and 15.91% for Class A, Class B, Class L, Class I and Class C shares, respectively.

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2015

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Agency Adjustable Rate Mortgages (0.2%)
$57	Federal Home Loan Mortgage Corporation, Conventional Pools:	2.662%	01/01/38	$60,956
132	Federal National Mortgage Association, Conventional Pools:	2.438	05/01/33	139,728
	Total Agency Adjustable Rate Mortgages (Cost $200,687)			200,684
	Agency Fixed Rate Mortgages (28.5%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
42		9.50	01/01/17 - 02/01/19	43,134
113		10.00	04/01/16 - 12/01/20	119,498
	Gold Pools:
2,329		3.50	01/01/44 - 06/01/45	2,429,303
2,435		4.00	12/01/41 - 10/01/45	2,591,573
2,055		4.50	03/01/41 - 09/01/41	2,233,872
238		5.00	12/01/40 - 05/01/41	264,439
44		5.50	07/01/37	48,978
43		6.00	12/01/37 - 03/01/38	48,705
119		6.50	06/01/29 - 09/01/33	136,437
112		7.50	04/01/20 - 05/01/35	133,770
55		8.00	08/01/32	66,767
84		8.50	08/01/31	108,213
19		10.00	10/01/21	20,464
	November TBA:
1,590	(a)	3.00	11/01/45	1,602,269
4,878	(a)	3.50	11/01/45	5,064,736
1,682	(a)	4.00	11/01/45	1,786,928
	Federal National Mortgage Association,
	Conventional Pools:
406		3.00	04/01/45	410,774
1,318		3.50	08/01/45 - 10/01/45	1,376,532
949		4.00	09/01/45 - 11/01/45	1,013,001
310		4.50	08/01/40 - 09/01/41	336,819
1,038		5.00	11/01/40 - 07/01/41	1,151,685
30		5.50	08/01/37	33,555
699		6.50	02/01/28 - 12/01/33	801,428
19		7.00	07/01/23 - 06/01/32	20,024
142		7.50	08/01/37	169,064
144		8.00	04/01/33	178,156

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2015 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$129		8.50%		10/01/32	$161,225
203		9.50		04/01/30	235,639
1		9.75		03/01/16	1,168
16		10.00		10/01/18	17,347
	Government National Mortgage Association,
	November TBA:
2,412	(a)	3.50		11/20/45	2,527,371
	Various Pools:
450		3.50		10/20/44	473,320
816		4.00		07/15/44	872,729
469		5.00		05/20/41	517,024
4		11.00		04/15/21	4,008
	Total Agency Fixed Rate Mortgages (Cost $26,721,709)				26,999,955
	Asset-Backed Securities (17.7%)
159	American Homes 4 Rent (b)	4.691		10/17/45	161,596
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates
416		2.072	(c)	04/25/34	391,988
600		3.974	(c)	09/25/33	576,846
628	Bear Stearns Asset-Backed Securities I Trust	0.517	(c)	03/25/37	341,311
	Bear Stearns Asset-Backed Securities Trust
195		0.517	(c)	01/25/47	185,022
608		2.205	(c)	10/25/36	437,809
303	CDC Mortgage Capital Trust	0.817	(c)	01/25/33	286,883
465	Citigroup Mortgage Loan Trust, Inc.	5.53		11/25/34	499,467
	Countrywide Asset-Backed Certificates
507	(b)	0.647	(c)	03/25/47	377,635
282	(b)	0.817	(c)	06/25/33	273,922
600		1.622	(c)	03/25/35	563,276
410	CWABS Asset-Backed Certificates Trust	0.437	(c)	10/25/46	334,031
233	EMC Mortgage Loan Trust (b)	1.197	(c)	11/25/30	201,887
714	First Frankin Mortgage Loan Trust	1.097	(c)	04/25/35	689,761
	Home Equity Asset Trust
188		0.382	(c)	07/25/37	178,582
1,005		0.727	(c)	11/25/35	811,415
506	Home Equity Mortgage Loan Asset-Backed Trust	0.317	(c)	04/25/37	336,513
	Invitation Homes Trust
650	(b)	2.947	(c)	08/17/32	642,628
700	(b)	3.947	(c)	06/17/31	669,371

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2015 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$600	(b)	4.697	(c)%	12/17/31	$605,944
440	(b)	4.947	(c)	08/17/32	433,143
	Lehman ABS Manufactured Housing Contract Trust
278		3.70		04/15/40	283,576
500		6.63	(c)	04/15/40	545,030
242	Lehman Manufactured Housing Asset-Backed	6.635		07/15/28	251,482
399	Long Beach Mortgage Loan Trust	0.637	(c)	06/25/34	374,155
431	Mid-State Capital Corp. Trust	7.758		01/15/40	478,744
	Nationstar HECM Loan Trust
777	(b)	3.844		05/25/18	783,798
468	(b)	4.50		11/25/17	473,604
517	(b)	7.50		11/25/17	521,272
14	New Century Home Equity Loan Trust	0.597	(c)	11/25/33	10,933
227	NovaStar Mortgage Funding Trust	0.937	(c)	02/25/34	212,147
232	Oakwood Mortgage Investors, Inc.	7.72		04/15/30	245,731
200	RAMP Trust	0.487	(c)	02/25/36	175,705
291	RMAT LLC (b)	4.826		06/25/35	291,920
417	Saxon Asset Securities Trust	8.41	(c)	05/25/29	417,930
350	Silver Bay Realty Trust (b)	3.747	(c)	09/17/31	328,357
274	Skopos Auto Receivables Trust (b)	3.10		12/15/23	273,523
191	Sunset Mortgage Loan Co., LLC (b)	3.721		11/16/44	189,184
253	SWAY Residential Trust (b)	4.497	(c)	01/17/32	253,133
100	VOLT XIX LLC (b)	5.00		04/25/55	100,556
200	VOLT XXII LLC (b)	4.25		02/25/55	197,396
499	VOLT XXXIII LLC (b)	4.25		03/25/55	492,729
500	VOLT XXXIX LLC (b)	4.125		10/25/45	498,905
786	Washington Mutural Asset-Backed Certificates Trust	0.257	(c)	10/25/36	406,834
	Total Asset-Backed Securities (Cost $16,561,798)				16,805,674
	Collateralized Mortgage Obligations - Agency Collateral Series (10.8%)
	Federal Home Loan Mortgage Corporation
508		3.034	(c)	10/25/20	531,352
454	(b)	3.389		07/25/22	404,959
	IO
6,908		0.739	(c)	10/25/20	212,380
2,856		1.376	(c)	11/25/19	127,395
8,292		1.642	(c)	04/25/17	121,668
	IO REMIC
721		1.847	(c)	10/15/41	50,846
2,394		1.858	(c)	08/15/42	169,118

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2015 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$1,591		1.889	(c)%	04/15/39	$109,045
1,377		1.89	(c)	10/15/39	94,740
3,176		1.943	(c)	10/15/40	234,541
627		4.00		04/15/39	88,550
268		5.00		08/15/41	38,321
2,510		5.804	(c)	11/15/43 - 06/15/44	466,787
619		5.854	(c)	04/15/39	92,283
	IO STRIPS
9,389		1.419	(c)	10/15/37	529,774
217		7.00		06/01/30	35,120
241		7.50		12/01/29	62,317
	REMIC
325		7.532	(d)	10/15/43	335,686
544		11.485	(d)	12/15/43	585,633
	Federal National Mortgage Association,
	IO
1,354		6.193	(c)	09/25/20	264,700
	IO REMIC
2,152		1.827	(c)	05/15/38	171,778
2,178		1.85	(c)	03/25/44	170,635
3,105		1.915	(c)	10/25/39	250,281
1,848		3.50		02/25/39	236,468
1,634		5.453	(c)	11/25/41	211,197
1,976		5.853	(c)	06/25/42	358,617
1,141		6.353	(c)	08/25/41	202,321
	IO STRIPS
76		7.00		11/25/27	15,969
185		8.00		05/25/30 - 06/25/30	49,450
110		8.50		10/25/24	27,107
	REMIC
163		1.397	(c)	12/25/23	168,060
94		7.006	(c)	04/25/39	100,658
	Government National Mortgage Association
50		11.482	(d)	08/20/43	50,503
	IO
4,037		0.827	(c)	08/20/58	125,802
8,198		3.50		06/20/41 - 11/20/42	1,639,930
1,301		4.50		05/20/40	142,945
261		5.00		05/20/39 - 02/16/41	38,401
1,317		5.806	(c)	08/20/42	271,075

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2015 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$746		5.851	(c)%	11/16/40	$154,094
1,722		5.906	(c)	04/20/41 - 08/20/42	324,688
755		5.946	(c)	12/20/43	162,496
1,274		5.956	(c)	06/20/43	206,953
1,038		6.106	(c)	09/20/43	226,171
663		6.351	(c)	08/16/34	116,870
430		6.601	(c)	08/16/36	96,976
	IO PAC
255		5.00		10/20/40	42,379
1,412		5.856	(c)	01/20/40	131,727
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $7,807,201)				10,248,766
	Commercial Mortgage-Backed Securities (14.1%)
	BAMLL Commercial Mortgage Securities Trust
381	(b)	2.736	(c)	12/15/29	354,111
185	(b)	5.696	(c)	12/15/31	166,377
133	Banc of America Commercial Mortgage Trust	3.167		09/15/48	102,515
350	BBCMS Trust (b)	4.427	(c)	09/10/28	343,913
	Citigroup Commercial Mortgage Trust
220		4.571		09/10/58	216,508
	IO
4,544		0.989	(c)	09/10/58	325,762
	COMM Mortgage Trust
500	(b)	2.196	(c)	06/11/27	493,939
500	(b)	3.696	(c)	06/11/27	493,203
388		3.798	(c)	08/10/48	303,133
100	(b)	4.738	(c)	07/15/47	88,907
389	(b)	4.753	(c)	12/10/23	363,619
270	(b)	4.792	(c)	08/10/46	254,140
311	(b)	4.906	(c)	04/10/47	285,229
	IO
1,629		1.019	(c)	10/10/47	86,954
	Commercial Mortgage Pass-Through Certificates
187	(b)	4.608	(c)	02/10/47	171,582
	IO
3,266		0.874	(c)	02/10/47	137,949
340	Commercial Mortgage Trust	5.475		03/10/39	352,088
2,000	COOF Securitization Trust II, IO (b)	2.719		08/25/41	215,620
250	CSMC Trust (b)	3.396	(c)	03/15/17	248,130

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2015 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
EUR	193	Deco Ltd. (Ireland)(b)	4.50	(c)%	11/07/24	$211,884
	$380	Extended Stay America Trust (b)	2.958		12/05/31	381,341
		GS Mortgage Securities Trust
	450		3.345		07/10/48	353,196
	370	(b)	4.77	(c)	08/10/46	347,515
		IO
	2,051		0.886	(c)	09/10/47	110,563
	995		1.173	(c)	02/10/48	70,344
	2,344		1.196	(c)	04/10/47	158,876
	400	HILT Mortgage Trust (b)	2.20	(c)	07/15/29	394,559
	163	Hilton USA Trust (b)	1.194	(c)	11/05/30	161,394
		JP Morgan Chase Commercial Mortgage
		Securities Trust
	390	(b)	4.572	(c)	07/15/47	340,075
	1,740		5.464	(c)	12/12/43 - 01/15/49	1,771,783
		JPMBB Commercial Mortgage Securities Trust
	188	(b)	4.661	(c)	08/15/47	161,417
	267	(b)	4.676	(c)	04/15/47	234,931
		IO
	4,683		1.06	(c)	01/15/47	260,444
	3,508	KGS-Alpha SBA COOF Trust, IO (b)	2.898	(c)	07/25/41	497,680
		LB-UBS Commercial Mortgage Trust
	587		6.119	(c)	07/15/40	605,342
	200		6.248	(c)	09/15/45	208,049
		Wells Fargo Commercial Mortgage Trust
	306	(b)	3.153		09/15/57	226,277
	335	(b)	3.938		08/15/50	273,950
		WF-RBS Commercial Mortgage Trust
	500	(b)	3.692		11/15/47	401,838
	500	(b)	3.908	(c)	09/15/57	412,887
	201	(b)	3.986		05/15/47	165,905
	150	(b)	4.138	(c)	05/15/45	138,380
	500	(b)	4.481	(c)	08/15/46	463,145
		Total Commercial Mortgage-Backed Securities (Cost $13,362,662)				13,355,454
		Mortgages - Other (28.3%)
		Adjustable Rate Mortgage Trust
	340		0.517	(c)	10/25/35	311,401
	513		1.247	(c)	05/25/35	481,009
	294		2.818	(c)	02/25/36	249,457

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2015 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Alba PLC (United Kingdom)
GBP	402		0.934	(c)%	11/25/42	$531,746
	$400		2.607	(c)	04/24/49	592,552
		Alternative Loan Trust
	680		5.50		02/25/25 - 02/25/36	635,961
	(g)		6.00		08/25/17	301
		PAC
	322		5.50		04/25/37	273,414
	639	Alternative Loan Trust Resecuritization	6.25		08/25/37	544,144
		American Home Mortgage Investment Trust
	311	(b)	6.10		01/25/37	169,384
		IO
	1,463		2.078		05/25/47	278,581
		Banc of America Alternative Loan Trust
	571		0.647	(c)	11/25/36	360,207
	638		5.50		10/25/35	593,104
	151		6.00		04/25/36	137,979
	857		6.226		10/25/36	543,493
	536		6.50		05/25/46	449,257
	8	Banc of America Mortgage Trust	5.25		11/25/19	8,735
	9,649	Bear Stearns Mortgage Funding Trust, IO	0.50		01/25/37	178,021
	192	CHL Mortgage Pass-Through Trust Resecuritization	6.00		12/25/36	181,539
	2	Citicorp Mortgage Securities Trust	5.50		02/25/22	1,652
	256	Citigroup Mortgage Loan Trust (b)	6.50		10/25/36	203,962
	335	Countrywide Home Loan Mortgage Pass-Through Trust	2.604	(c)	02/19/34	330,129
		Credit Suisse First Boston Mortgage Securities Corp.
	1,350		0.917	(c)	05/25/34 - 06/25/34	1,228,980
	511		2.549	(c)	11/25/34	513,524
	497		3.497	(c)	02/25/32	445,663
	656		6.50		11/25/35	330,308
	165	CSMC Mortgage-Backed Trust	7.00		08/25/37	126,366
		CSMC Trust
	345	(b)	4.357	(c)	08/25/62	334,168
	500	(b)	4.637	(c)	11/25/57	498,541
		Fannie Mae Connecticut Avenue Securities
	500		4.597	(c)	01/25/24	500,933
	324		5.097	(c)	11/25/24	325,078
	300		5.197	(c)	07/25/25	299,266
	400		5.894	(c)	04/25/28	408,504

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2015 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$362	First Horizon Alternative Mortgage Securities Trust	5.50%		04/25/35	$346,490
	449	First Horizon Mortgage Pass-Through Trust	6.25		11/25/36	439,236
		Freddie Mac Structured Agency Credit Risk Debt Notes
	700		3.497	(c)	10/25/27	663,697
	500		3.797	(c)	04/25/24	467,599
	950		4.197	(c)	08/25/24	923,240
	300		4.447	(c)	11/25/23	299,570
	300		4.697	(c)	02/25/24	298,049
	250		4.747	(c)	10/25/24	249,446
	451	GreenPoint Mortgage Funding Trust	0.377	(c)	01/25/37	364,681
	411	GSMSC Pass-Through Trust (b)	7.50	(c)	09/25/36	332,063
		GSR Mortgage Loan Trust
	77		0.447	(c)	03/25/35	67,531
	18		5.50		11/25/35	18,303
	180	HarborView Mortgage Loan Trust	0.387	(c)	01/19/38	149,587
EUR	493	IM Pastor 3 Fondo de Titluzacion Hipotecaria (Spain)	0.103	(c)	03/22/43	437,206
	$458	Impac CMB Trust	0.992	(c)	10/25/34	429,725
	454	Impac Secured Assets Trust	0.367	(c)	08/25/36	332,767
	804	JP Morgan Alternative Loan Trust	0.357	(c)	10/25/36	659,758
	342	JP Morgan Mortgage Trust (b)	1.946	(c)	07/27/37	319,357
		Lehman Mortgage Trust
	128		5.50		11/25/35	120,941
	351		6.00		06/25/37	235,393
	292		6.50		09/25/37	235,693
	27	MASTR Adjustable Rate Mortgages Trust	2.72	(c)	02/25/36	26,932
	161	MASTR Alternative Loan Trust	6.25		07/25/36	140,375
	85	Merrill Lynch Mortgage Investors Trust	1.027	(c)	04/25/29	80,922
EUR	510	Money Partners Securities 3 PLC (United Kingdom)	4.514	(c)	09/14/39	548,801
GBP	282	Money Partners Securities 4 PLC (Ireland)	5.388	(c)	03/15/40	420,708
	$389	Morgan Stanley Dean Witter Capital I, Inc. Trust	1.732	(c)	03/25/33	359,847
	977	Nomura Asset Acceptance Corp. Alternative Loan Trust	1.307	(c)	10/25/34	887,030
GBP	300	Paragon Mortgages No. 13 PLC (United Kingdom)	1.379	(c)	01/15/39	370,909
	$25	Prime Mortgage Trust	5.50		11/25/21	25,299
		RALI Trust
	541		0.897	(c)	12/25/33	476,743
	468		5.50		04/25/22	477,892
	1,265		6.00		05/25/36 - 11/25/36	1,080,657
	220	Structured Adjustable Rate Mortgage Loan Trust	2.646	(c)	06/25/37	198,949
	225	Structured Asset Mortgage Investments II Trust	0.427	(c)	05/25/45	198,519

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2015 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$494	Structured Asset Securities Corp. Trust	0.447	(c)%	07/25/35	$443,721
	Washington Mutual Mortgage Pass-Through
	Certificates Trust
320		0.982	(c)	04/25/47	244,394
524		1.182	(c)	08/25/46	357,708
840		6.00		10/25/35	644,356
162		6.50		08/25/34	178,759
	Wells Fargo Mortgage-Backed Securities Trust
84		2.633	(c)	10/25/33	85,253
172		2.706	(c)	04/25/34	172,367
	Total Mortgages - Other (Cost $26,057,867)				26,877,832
	Short-Term Investments (18.5%)
	U.S. Treasury Security (0.4%)
342	U.S. Treasury Bill (e)(f) (Cost $341,684)	0.259		03/10/16	341,890
NUMBER OF SHARES (000)
	Investment Company (18.1%)
17,144	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 7) (Cost $17,143,575)				17,143,575
	Total Short-Term Investments (Cost $17,485,259)				17,485,465
	Total Investments (Cost $108,197,183) (h)(i)			118.1%	111,973,830
	Liabilities in Excess of Other Assets			(18.1)	(17,131,162)
	Net Assets			100.0%	$94,842,668

  IO  Interest Only.

  PAC  Planned Amortization Class.

  REMIC  Real Estate Mortgage Investment Conduit.

  STRIPS  Separate Trading of Registered Interest and Principal of Securities.

  TBA  To Be Announced.

  (a)  Security is subject to delayed delivery.

  (b)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (c)  Variable/Floating Rate Security - Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on October 31, 2015.

  (d)  Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at October 31, 2015.

  (e)  Rate shown is the yield to maturity at October 31, 2015.

  (f)  All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.

  (g)  Principal amount is less than $500.

  (h)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and a swap agreement.

  (i)  At October 31, 2015, the aggregate cost for Federal income tax purposes is $108,198,483. The aggregate gross unrealized appreciation is $4,435,221 and the aggregate gross unrealized depreciation is $659,874 resulting in net unrealized appreciation of $3,775,347.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2015 continued

Foreign Currency Forward Exchange Contracts Open at October 31, 2015:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Deutsche Bank AG	EUR	186,901		$209,176	11/04/15	$3,648
HSBC Bank PLC		$207,075	EUR	186,901	11/04/15	(1,547)
JPMorgan Chase Bank NA		$508,788	GBP	332,144	11/04/15	3,241
UBS AG	GBP	332,144		$509,061	11/04/15	(2,969)
HSBC Bank PLC	EUR	186,901		$207,193	12/15/15	1,532
JPMorgan Chase Bank NA	EUR	503,253		$554,643	12/15/15	876
JPMorgan Chase Bank NA	EUR	395,153		$432,214	12/15/15	(2,602)
JPMorgan Chase Bank NA	GBP	332,144		$508,662	12/15/15	(3,271)
UBS AG	GBP	612,479		$939,181	12/15/15	(4,830)
Net Unrealized Depreciation						$(5,922)

Futures Contracts Open at October 31, 2015:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
65	Long	U.S. Treasury 5 yr. Note, Dec-15	$7,785,273	$(13,516)
41	Long	U.S. Treasury Long Bond, Dec-15	6,413,938	77,836
26	Long	U.S. Treasury 10 yr. Note, Dec-15	3,319,875	(5,447)
8	Long	U.S. Treasury Ultra Long Bond, Dec-15	1,278,000	11,063
110	Short	U.S. Treasury 2 yr. Note, Dec-15	(24,052,188)	19,266
		Net Unrealized Appreciation		$89,202

Interest Rate Swap Agreement Open at October 31, 2015:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED DEPRECIATION
Morgan Stanley & Co., LLC*	$3,471	3 Month LIBOR	Receive	1.14%	07/23/17	$(32,553)

  *  Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

  LIBOR  London Interbank Offered Rate.

Currency Abbreviations:

EUR  Euro.

GBP  British Pound.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements

Statement of Assets and Liabilities October 31, 2015

Assets:
Investments in securities, at value (cost $91,053,608)	$94,830,255
Investment in affiliate, at value (cost $17,143,575)	17,143,575
Total investments in securities, at value (cost $108,197,183)	111,973,830
Unrealized appreciation on open foreign currency forward exchange contracts	9,297
Cash	6,733
Receivable from Adviser	22,386
Receivable for:
Investments sold	11,925,060
Interest and paydown	394,852
Shares of beneficial interest sold	86,405
Variation margin on open futures contracts	44,486
Dividends from affiliate	727
Variation margin on open swap agreements	109
Prepaid expenses and other assets	57,867
Total Assets	124,521,752
Liabilities:
Unrealized depreciation on open foreign currency forward exchange contracts	15,219
Payable for:
Investments purchased	29,265,899
Shares of beneficial interest redeemed	171,330
Transfer and sub transfer agent fee	43,334
Dividends to shareholders	20,732
Distribution fee	13,206
Accrued expenses and other payables	149,364
Total Liabilities	29,679,084
Net Assets	$94,842,668
Composition of Net Assets:
Paid-in-capital	$113,074,336
Net unrealized appreciation	3,823,832
Accumulated undistributed net investment income	657,589
Accumulated net realized loss	(22,713,089)
Net Assets	$94,842,668
Class A Shares:
Net Assets	$54,368,739
Shares Outstanding (unlimited shares authorized, $0.01 par value)	6,430,116
Net Asset Value Per Share	$8.46
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$8.84
Class B Shares:
Net Assets	$455,392
Shares Outstanding (unlimited shares authorized, $0.01 par value)	55,040
Net Asset Value Per Share	$8.27
Class L Shares:
Net Assets	$2,976,306
Shares Outstanding (unlimited shares authorized, $0.01 par value)	355,041
Net Asset Value Per Share	$8.38
Class I Shares:
Net Assets	$36,954,472
Shares Outstanding (unlimited shares authorized, $0.01 par value)	4,446,577
Net Asset Value Per Share	$8.31
Class C Shares:
Net Assets	$87,759
Shares Outstanding (unlimited shares authorized, $0.01 par value)	10,467
Net Asset Value Per Share	$8.38

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statement of Operations For the year ended October 31, 2015

Net Investment Income: Income
Interest	$2,403,631
Dividends from affiliate (Note 7)	4,293
Total Income	2,407,924
Expenses
Advisory fee (Note 4)	336,998
Professional fees	220,018
Distribution fee (Class A shares) (Note 5)	139,583
Distribution fee (Class B shares) (Note 5)	5,181
Distribution fee (Class L shares) (Note 5)	15,766
Distribution fee (Class C shares) (Note 5)	110
Sub transfer agent fees and expenses (Class A shares)	55,565
Sub transfer agent fees and expenses (Class B shares)	555
Sub transfer agent fees and expenses (Class L shares)	1,986
Sub transfer agent fees and expenses (Class I shares)	10,816
Sub transfer agent fees and expenses (Class C shares)	588
Registration fees	68,454
Administration fee (Note 4)	57,361
Shareholder reports and notices	53,513
Transfer agent fees and expenses (Class A shares) (Note 6)	33,726
Transfer agent fees and expenses (Class B shares) (Note 6)	3,128
Transfer agent fees and expenses (Class L shares) (Note 6)	2,417
Transfer agent fees and expenses (Class I shares) (Note 6)	3,781
Transfer agent fees and expenses (Class C shares) (Note 6)	911
Custodian fees	41,352
Trustees' fees and expenses	11,031
Other	52,119
Total Expenses	1,114,959
Less: waiver of Advisory fees (Note 4)	(301,434)
Less: reimbursement of class specific expenses (Class A shares) (Note 4)	(61,373)
Less: reimbursement of class specific expenses (Class B shares) (Note 4)	(2,769)
Less: reimbursement of class specific expenses (Class L shares) (Note 4)	(1,249)
Less: reimbursement of class specific expenses (Class I shares) (Note 4)	(14,597)
Less: reimbursement of class specific expenses (Class C shares) (Note 4)	(1,489)
Less: waiver of Administration fees (Note 4)	(21,531)
Less: expenses reimbursed by Adviser (Note 4)	(15,966)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 7)	(7,079)
Net Expenses	687,472
Net Investment Income	1,720,452
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	973,220
Futures contracts	(88,626)
Swap agreements	(30,149)
Foreign currency forward exchange contracts	25,643
Foreign currency translation	(2,491)
Net Realized Gain	877,597
Change in Unrealized Appreciation (Depreciation) on:
Investments	(781,409)
Futures contracts	101,671
Swap agreements	(10,781)
Foreign currency forward exchange contracts	(5,922)
Foreign currency translation	(3,542)
Net Change in Unrealized Appreciation (Depreciation)	(699,983)
Net Gain	177,614
Net Increase	$1,898,066

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED OCTOBER 31, 2015	FOR THE YEAR ENDED OCTOBER 31, 2014
Increase (Decrease) in Net Assets: Operations:
Net investment income	$1,720,452	$1,904,112
Net realized gain	877,597	1,992,972
Net change in unrealized appreciation (depreciation)	(699,983)	65,305
Net Increase	1,898,066	3,962,389
Dividends to Shareholders from Net Investment Income:
Class A shares	(3,131,721)	(4,024,920)
Class B shares	(31,321)	(72,306)
Class L shares	(169,137)	(236,443)
Class I shares	(625,404)	(441,952)
Class C shares	(428)*	—
Total Dividends	(3,958,011)	(4,775,621)
Net increase (decrease) from transactions in shares of beneficial interest	30,011,187	(4,364,536)
Net Increase (Decrease)	27,951,242	(5,177,768)
Net Assets:
Beginning of period	66,891,426	72,069,194
End of Period (Including accumulated undistributed net investment income of $657,589 and $1,376,067, respectively)	$94,842,668	$66,891,426

* For the period April 30, 2015 through October 31, 2015.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2015

1. Organization and Accounting Policies

Morgan Stanley Mortgage Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund's investment objective is to seek a high level of current income. The Fund was organized as a Massachusetts business trust on November 20, 1986 and commenced operations on March 31, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class L shares, Class I shares and Class C shares. The five classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, most Class B shares, and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class L shares and Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares, Class L shares and Class C shares incur distribution expenses.

On April 30, 2015, the Fund commenced offering Class C shares. The Fund suspended offering Class B and Class L shares to all investors (February 25, 2013 and April 30, 2015, respectively). Class B and Class L shareholders of the Fund do not have the option of purchasing additional Class B or Class L shares. However, the existing Class B and Class L shareholders may invest through reinvestment of dividends and distributions.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Trustees (the "Trustees"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (2) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such

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Notes to Financial Statements  ■  October 31, 2015 continued

periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) swaps are marked-to-market daily based upon quotations from market makers; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities' fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments,

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Notes to Financial Statements  ■  October 31, 2015 continued

the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. When-Issued/Delayed Delivery Securities — The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

D. Multiple Class Allocations — Investment income, realized and unrealized gain (loss), and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

E. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of  such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the

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Notes to Financial Statements  ■  October 31, 2015 continued

market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

H. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the

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Notes to Financial Statements  ■  October 31, 2015 continued

assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2015.

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$200,684	$—	$200,684
Agency Fixed Rate Mortgages	—	26,999,955	—	26,999,955
Asset-Backed Securities	—	16,805,674	—	16,805,674
Collateralized Mortgage Obligations — Agency Collateral Series	—	10,248,766	—	10,248,766
Commercial Mortgage-Backed Securities	—	13,355,454	—	13,355,454
Mortgages — Other	—	26,877,832	—	26,877,832
Total Fixed Income Securities	—	94,488,365	—	94,488,365

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Notes to Financial Statements  ■  October 31, 2015 continued

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Short-Term Investments
U.S. Treasury Security	$—	$341,890	$—	$341,890
Investment Company	17,143,575	—	—	17,143,575
Total Short-Term Investments	17,143,575	341,890	—	17,485,465
Foreign Currency Forward Exchange Contracts	—	9,297	—	9,297
Futures Contracts	108,165	—	—	108,165
Total Assets	17,251,740	94,839,552	—	112,091,292
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(15,219)	—	(15,219)
Futures Contracts	(18,963)	—	—	(18,963)
Interest Rate Swap Agreement	—	(32,553)	—	(32,553)
Total Liabilities	(18,963)	(47,772)	—	(66,735)
Total	$17,232,777	$94,791,780	$—	$112,024,557

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of October 31, 2015, the Fund did not have any investments transfer between investment levels.

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2015 continued

from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts In connection with its investments in foreign securities, the Fund entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records

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Notes to Financial Statements  ■  October 31, 2015 continued

realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps The Fund may enter into over-the-counter ("OTC") swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2015 continued

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) broker" in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of October 31, 2015.

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin on open futures contracts	$108,165	(a)	Variation margin on open futures contracts	$(18,963	)(a)
	Variation margin on open swap agreements	—		Variation margin on open swap agreements	(32,553	)(a)
Foreign Currency Risk	Unrealized appreciation on open foreign currency forward exchange contracts	9,297		Unrealized depreciation on open foreign currency forward exchange contracts	(15,219)
		$117,462			$(66,735)

(a)  Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended October 31, 2015 in accordance with ASC 815.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$(88,626)	—	$(30,149)
Foreign Currency Risk	—	$25,643	—
Total	$(88,626)	$25,643	$(30,149)

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Notes to Financial Statements  ■  October 31, 2015 continued

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$101,671	—	$(10,781)
Foreign Currency Risk	—	$(5,922)	—
Total	$101,671	$(5,922)	$(10,781)

At October 31, 2015, the Fund's derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES

DERIVATIVES (b)	ASSETS (c)	LIABILITIES (c)
Foreign Currency Forward Exchange Contracts	$9,297	$(15,219)

(b)  Excludes exchange-trade derivatives.

(c)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

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Notes to Financial Statements  ■  October 31, 2015 continued

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of October 31, 2015.

GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
Deutsche Bank AG	$3,648	$—	$—	$3,648
HSBC Bank PLC	1,532	(1,532)	—	0
JPMorgan Chase Bank NA	4,117	(4,117)	—	0
Total	$9,297	$(5,649)	$—	$3,648

GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS LIABILITY DERIVATIVES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
HSBC Bank PLC	$1,547	$(1,532)	$—	$15
JPMorgan Chase Bank NA	5,873	(4,117)	—	1,756
UBS AG	7,799	—	—	7,799
Total	$15,219	$(5,649)	$—	$9,570

For the year ended October 31, 2015, the average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$713,489
Futures Contracts:
Average monthly original value	$39,918,342
Swap Agreements:
Average monthly notional amount	$3,470,601

4. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.47% to the portion of the daily net assets not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.42% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.395% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.37% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.345% to the portion of the daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.32% to the portion of the daily net

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Notes to Financial Statements  ■  October 31, 2015 continued

assets exceeding $7.5 billion but not exceeding $10 billion; 0.295% to the portion of the daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.27% to the portion of the daily net assets exceeding $12.5 billion. For the year ended October 31, 2015, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.04% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class A, 1.70% for Class B, 1.30% for Class L, 0.70% for Class I and 1.80% for Class C (effective April 30, 2015). The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the year ended October 31, 2015, $301,434 of advisory fees and $21,531 of administration fees were waived, and $97,443 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 0.85% of the average daily net assets of Class B shares; (iii) Class L — up to 0.50% of the average daily net assets of Class L shares; and (iv) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2015 continued

contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $9,186,093 at October 31, 2015.

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.50% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the year ended October 31, 2015, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.50% and 1.00%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 2015, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares and Class B shares of $650 and $9,958, respectively, and received $4,461 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

6. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Fund.

7. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the year ended October 31, 2015, aggregated $242,740,790 and $211,877,959, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $206,091,669 and $196,497,195, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the year ended October 31, 2015, advisory fees paid were reduced by $7,079 relating to the Fund's investment in the Liquidity Funds.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2015 continued

A summary of the Fund's transactions in shares of the Liquidity Funds during the year ended October 31, 2015 is as follows:

VALUE OCTOBER 31, 2014	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE OCTOBER 31, 2015
$6,192,852	$52,744,305	$41,793,582	$4,293	$17,143,575

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended October 31, 2015, included in "Trustees' fees and expenses" in the Statement of Operations amounted to $8,579. At October 31, 2015, the Fund had an accrued pension liability of $61,222, which is included in "Accrued expenses and other payables" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2015 continued

8. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED OCTOBER 31, 2015		FOR THE YEAR ENDED OCTOBER 31, 2014
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	572,192	$4,928,692	1,195,451	$10,484,246
Conversion from Class B	20,520	176,155	18,064	157,984
Reinvestment of dividends	353,631	3,042,368	446,082	3,902,349
Redeemed	(1,109,198)	(9,546,556)	(1,902,941)	(16,677,642)
Net decrease — Class A	(162,855)	(1,399,341)	(243,344)	(2,133,063)
CLASS B SHARES
Sold	14,003	118,648	58,484	500,773
Conversion to Class A	(20,962)	(176,155)	(18,453)	(157,984)
Reinvestment of dividends	3,113	26,235	7,462	63,935
Redeemed	(37,054)	(314,825)	(81,380)	(700,220)
Net decrease — Class B	(40,900)	(346,097)	(33,887)	(293,496)
CLASS L SHARES
Sold	52,146	447,873	30,679	266,425
Reinvestment of dividends	19,584	167,065	27,049	234,594
Redeemed	(65,104)	(553,727)	(200,755)	(1,740,791)
Net increase (decrease) — Class L	6,626	61,211	(143,027)	(1,239,772)
CLASS I SHARES
Sold	4,085,860	34,246,401	1,098,693	9,453,141
Reinvestment of dividends	72,004	604,453	51,214	440,263
Redeemed	(383,630)	(3,243,687)	(1,227,566)	(10,591,609)
Net increase (decrease) — Class I	3,774,234	31,607,167	(77,659)	(698,205)
CLASS C SHARES
Sold	10,446 *	88,070 *	—	—
Reinvestment of dividends	21 *	177 *	—	—
Net increase — Class C	10,467	88,247	—	—
Net increase (decrease) in Fund	3,587,572	$30,011,187	(497,917)	$(4,364,536)

*  For the period April 30, 2015 through October 31, 2015.

9. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2015 continued

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended October 31, 2015, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 DISTRIBUTIONS PAID FROM: ORDINARY INCOME	2014 DISTRIBUTIONS PAID FROM: ORDINARY INCOME
$3,958,011	$4,775,621

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2015 continued

Permanent differences, primarily due to gains/losses on paydowns, swaps and foreign currency and an expired capital loss carryforward, resulted in the following reclassifications among the Fund's components of net assets at October 31, 2015:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$1,519,081	$(705,126)	$(813,955)

At October 31, 2015, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$736,006	—

At October 31, 2015, the Fund had available for Federal income tax purposes unused short-term capital losses of $2,750,402 and long-term capital losses of $266,130 that do not have an expiration date.

In addition, at October 31, 2015, the Fund had available for Federal income tax purposes capital loss carryforwards which will expire on the indicated dates:

AMOUNT	EXPIRATION
$12,692,663	October 31, 2016
6,943,151	October 31, 2017

During the year ended October 31, 2015, capital loss carryforwards of $813,955 expired for Federal income tax purposes.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

10. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2015 continued

mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

11. Other

At October 31, 2015, the Fund had otherwise unaffiliated record owners of 10% of greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 65.1%.

Morgan Stanley Mortgage Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED OCTOBER 31,
	2015		2014		2013		2012		2011
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.69		$8.80		$8.96		$8.56		$8.49
Income (loss) from investment operations:
Net investment income	0.31		0.25		0.18		0.24		0.24
Net realized and unrealized gain (loss)	(0.06)		0.25		0.08		0.48		0.12
Total income from investment operations	0.25		0.50		0.26		0.72		0.36
Less dividends from net investment income	(0.48)		(0.61)		(0.42)		(0.32)		(0.29)
Net asset value, end of period	$8.46		$8.69		$8.80		$8.96		$8.56
Total Return(1)	2.83%		5.80%		2.95%		8.62%		4.37%
Ratios to Average Net Assets:
Net expenses	0.99	%(2)(3)	0.99	%(2)(3)	0.99	%(2)(3)	1.16	%(2)(3)	1.27	%(2)
Net investment income	2.44	%(2)(3)	2.78	%(2)(3)	2.10	%(2)(3)	2.84	%(2)(3)	2.83	%(2)
Rebate from Morgan Stanley affiliate	0.01%		0.01%		0.00	%(4)	0.01%		0.00	%(4)
Supplemental Data:
Net assets, end of period, in thousands	$54,369		$57,325		$60,167		$66,046		$67,975
Portfolio turnover rate	299%		135%		97%		238%		309%

  (1)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (2)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (3)  If the Fund had borne all of its expenses that were waived and/or reimbursed by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2015	1.56%	1.87%
October 31, 2014	1.35	2.42
October 31, 2013	1.61	1.48
October 31, 2012	1.27	2.73

  (4)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2015		2014		2013		2012		2011
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.51		$8.62		$8.78		$8.39		$8.33
Income (loss) from investment operations:
Net investment income	0.25		0.19		0.13		0.19		0.19
Net realized and unrealized gain (loss)	(0.06)		0.25		0.08		0.47		0.11
Total income from investment operations	0.19		0.44		0.21		0.66		0.30
Less dividends from net investment income	(0.43)		(0.55)		(0.37)		(0.27)		(0.24)
Net asset value, end of period	$8.27		$8.51		$8.62		$8.78		$8.39
Total Return(1)	2.19%		5.23%		2.40%		7.99%		3.70%
Ratios to Average Net Assets:
Net expenses	1.69	%(2)(3)	1.69	%(2)(3)	1.61	%(2)(3)	1.76	%(2)(3)	1.87	%(2)
Net investment income	1.91	%(2)(3)	2.08	%(2)(3)	1.60	%(2)(3)	2.24	%(2)(3)	2.23	%(2)
Rebate from Morgan Stanley affiliate	0.01%		0.01%		0.00	%(4)	0.01%		0.00	%(4)
Supplemental Data:
Net assets, end of period, in thousands	$455		$817		$1,119		$1,096		$1,623
Portfolio turnover rate	299%		135%		97%		238%		309%

  (1)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (2)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (3)  If the Fund had borne all of its expenses that were waived and/or reimbursed by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2015	2.59%	1.01%
October 31, 2014	2.14	1.63
October 31, 2013	2.28	0.93
October 31, 2012	1.87	2.13

  (4)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2015		2014		2013		2012		2011
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.62		$8.73		$8.89		$8.48		$8.41
Income (loss) from investment operations:
Net investment income	0.28		0.22		0.15		0.19		0.19
Net realized and unrealized gain (loss)	(0.06)		0.25		0.08		0.49		0.12
Total income from investment operations	0.22		0.47		0.23		0.68		0.31
Less dividends from net investment income	(0.46)		(0.58)		(0.39)		(0.27)		(0.24)
Net asset value, end of period	$8.38		$8.62		$8.73		$8.89		$8.48
Total Return(1)	2.55%		5.55%		2.60%		8.11%		3.76%
Ratios to Average Net Assets:
Net expenses	1.29	%(2)(3)	1.29	%(2)(3)	1.36	%(2)(3)	1.76	%(2)(3)	1.86	%(2)
Net investment income	2.18	%(2)(3)	2.48	%(2)(3)	1.76	%(2)(3)	2.24	%(2)(3)	2.24	%(2)
Rebate from Morgan Stanley affiliate	0.01%		0.01%		0.00	%(4)	0.01%		0.00	%(4)
Supplemental Data:
Net assets, end of period, in thousands	$2,976		$3,004		$4,290		$4,673		$2,128
Portfolio turnover rate	299%		135%		97%		238%		309%

  (1)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period. Effective February 25, 2013, Class C shares were renamed Class L shares. Class C shares held for less than one year were subject to a 1.0% contingent deferred sales charge. The contingent deferred sales charge on Class L shares was eliminated effective February 25, 2013.

  (2)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (3)  If the Fund had borne all of its expenses that were waived and/or reimbursed by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2015	1.79%	1.68%
October 31, 2014	1.59	2.18
October 31, 2013	1.98	1.14
October 31, 2012	1.87	2.13

  (4)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2015		2014		2013		2012		2011
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.55		$8.66		$8.81		$8.40		$8.32
Income (loss) from investment operations:
Net investment income	0.34		0.27		0.21		0.25		0.26
Net realized and unrealized gain (loss)	(0.07)		0.25		0.08		0.49		0.13
Total income from investment operations	0.27		0.52		0.29		0.74		0.39
Less dividends from net investment income	(0.51)		(0.63)		(0.44)		(0.33)		(0.31)
Net asset value, end of period	$8.31		$8.55		$8.66		$8.81		$8.40
Total Return(1)	3.19%		6.23%		3.39%		8.94%		4.78%
Ratios to Average Net Assets:
Net expenses	0.69	%(2)(3)	0.69	%(2)(3)	0.74	%(2)(3)	0.91	%(2)(3)	1.02	%(2)
Net investment income	2.31	%(2)(3)	3.08	%(2)(3)	2.39	%(2)(3)	3.09	%(2)(3)	3.08	%(2)
Rebate from Morgan Stanley affiliate	0.01%		0.01%		0.00	%(4)	0.01%		0.00	%(4)
Supplemental Data:
Net assets, end of period, in thousands	$36,954		$5,746		$6,491		$3,305		$131
Portfolio turnover rate	299%		135%		97%		238%		309%

  (1)  Calculated based on the net asset value as of the last business day of the period.

  (2)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (3)  If the Fund had borne all of its expenses that were waived and/or reimbursed by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2015	1.33%	1.67%
October 31, 2014	1.07	2.70
October 31, 2013	1.42	1.71
October 31, 2012	1.02	2.98

  (4)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	PERIOD FROM APRIL 30, 2015^ TO OCTOBER 31, 2015
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.59
Income (loss) from investment operations:
Net investment income	0.02
Net realized and unrealized loss	(0.04)
Total loss from investment operations	(0.02)
Less dividends from net investment income	(0.19)
Net asset value, end of period	$8.38
Total Return(1)	(0.24	)%(4)
Ratios to Average Net Assets:
Net expenses	1.78	%(2)(3)(5)
Net investment loss	(0.26	)%(2)(3)(5)
Rebate from Morgan Stanley affiliate	0.02	%(5)
Supplemental Data:
Net assets, end of period, in thousands	$88
Portfolio turnover rate	299%

  ^  Commencement of operations.

  (1)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (2)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (3)  If the Fund had borne all of its expenses that were waived and/or reimbursed by the Adviser/Administrator, the annualized expense and net investment loss ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
October 31, 2015	15.90%	(14.38)%

  (4)  Not annualized.

  (5)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Mortgage Securities Trust

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Mortgage Securities Trust (the "Fund"), including the portfolio of investments, as of October 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund was not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2015, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Mortgage Securities Trust at October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods indicted therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 23, 2015

Morgan Stanley Mortgage Securities Trust

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2014, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that while the Fund's contractual management fee was higher than its peer group average, the actual management fee was

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Investment Advisory Agreement Approval (unaudited) continued

lower than its peer group average and the total expense ratio was higher but close to its peer group average. After discussion, the Board concluded that the Fund's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund support its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key

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Investment Advisory Agreement Approval (unaudited) continued

personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Mortgage Securities Trust

U.S. Privacy Policy (unaudited)

An Important Notice Concerning Our U.S. Privacy Policy

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

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U.S. Privacy Policy (unaudited) continued

1. What Personal Information Do We Collect From You?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2. When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

a. Information We Disclose to Affiliated Companies. We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

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U.S. Privacy Policy (unaudited) continued

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4. How Can You Limit Our Sharing Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5. How Can You Limit the Use of Certain Personal Information About You by Our Affiliated Companies for Marketing?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

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U.S. Privacy Policy (unaudited) continued

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:
Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7. What if an affiliated company becomes a nonaffiliated third party?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies,

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U.S. Privacy Policy (unaudited) continued

your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

Special Notice to Residents of Vermont
The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

Special Notice to Residents of California
The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Morgan Stanley Mortgage Securities Trust

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Positions(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Independent Trustee***
Frank L. Bowman (71) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006

President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Morgan Stanley Funds (since August 2006); Chairperson of the Compliance and Insurance Committee (since October 2015); formerly, Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (February 2007-December 2015); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (February 2005-November 2008); retired as Admiral, U.S. Navy after serving over 38 years on active duty including 8 years as Director of the Naval Nuclear Propulsion Program in the Department of the Navy and the U.S. Department of Energy (1996-2004); served as Chief of Naval Personnel (July 1994-September 1996); and on the Joint Staff as Director of Political Military Affairs (June 1992-July1994); knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; awarded the Officier de l'Orde National du Mérite by the French Government; elected to the National Academy of Engineering (2009).

				96

Director of BP p.l.c.; Director of Naval and Nuclear Technologies LLP; Director Emeritus of the Armed Services YMCA of the USA; Director of the U.S. Naval Submarine League; Member of the National Security Advisory Council of the Center for U.S. Global Engagement and a member of the CNA Military Advisory Board; Chairman of the charity, J Street Cup Golf; Trustee of Fairhaven United Methodist Church.

Kathleen A. Dennis (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	96	Director of various nonprofit organizations.

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Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Positions(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Independent Trustee***
Nancy C. Everett (60) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since January 2015	Owner, OBIR, LLC (institutional investment management consulting) (since June 2014); formerly, Managing Director, BlackRock, Inc. (February 2011-December 2013); and Chief Executive Officer, General Motors Asset Management (a/k/a Promark Global Advisors, Inc.) (June 2005-May 2010).	96

Member of Virginia Commonwealth University Board of Visitors; Member of Virginia Commonwealth University School of Business Foundation; formerly, Member of Committee on Directors for Emerging Markets Growth Fund, Inc. (2007-2010); Chairperson of Performance Equity Management, LLC (2006-2010); and Chairperson, GMAM Absolute Return Strategies Fund, LLC (2006-2010).

Jakki L. Haussler (58) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since January 2015	Chairman and Chief Executive Officer, Opus Capital Group (since January 1996); and formerly, Director, Capvest Venture Fund, LP (May 2000- December 2011); Partner, Adena Ventures, LP (July 1999-December 2010); Director, The Victory Funds (February 2005- July 2008).	96

Director of Cincinnati Bell Inc. and Member, Audit Committee and Compensation Committee; Director of Northern Kentucky University Foundation and Member, Investment Committee; Member of Chase College of Law Transactional Law Practice Center Board of Advisors; Director of Best Transport; Member, University of Cincinnati Foundation Investment Committee; formerly, Member, Miami University Board of Visitors (2008-2011); Trustee of Victory Funds (2005-2008) and Chairman, Investment Committee (2007-2008) and Member, Service Provider Committee (2005-2008).

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Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Positions(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Independent Trustee***
Dr. Manuel H. Johnson (66) c/o Johnson Smick International, Inc. 220 I Street, N.E. — Suite 200 Washington, D.C. 20002	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since July 1991); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly Chairperson of the Audit Committee (July 1991-September 2006), Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	98	Director of NVR, Inc. (home construction).
Joseph J. Kearns (73) c/o Kearns & Associates LLC 23823 Malibu Road S-50-440 Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of various Morgan Stanley Funds (since August 1994); CFO of the J. Paul Getty Trust.	99	Director of Electro Rent Corporation (equipment leasing). Prior to December 31, 2013, Director of The Ford Family Foundation.

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Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Positions(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Independent Trustee***
Michael F. Klein (57) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006

Managing Director, Aetos Capital, LLC (since March 2000); Co-President, Aetos Alternatives Management, LLC (since January 2004); and Co-Chief Executive Officer of Aetos Capital LLC (since August 2013); Chairperson of the Fixed Income Sub- Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, various Morgan Stanley Funds (June1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).

				96	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).
Michael E. Nugent (79) 522 Fifth Avenue New York, NY 10036	Chair of the Board and Trustee	Chair of the Boards since July 2006 and Trustee since July 1991	Chair of the Boards of various Morgan Stanley Funds (since July 2006); Chairperson of the Closed-End Fund Committee (since June 2012) and Director or Trustee of various Morgan Stanley Funds (since July 1991); formerly, Chairperson of the Insurance Committee (until July 2006), General Partner, Triumph Capital, L.P. (private investment partnership) (1988-2013).	98	None.

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Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Positions(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Independent Trustee***
W. Allen Reed (68) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	96	Director of Temple- Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.
Fergus Reid (83) c/o Joe Pietryka, Inc. 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman, Joe Pietryka, Inc.; Chairperson of the Governance Committee and Director or Trustee of various Morgan Stanley Funds (since June 1992).	99	Formerly, Trustee and Director of certain investment companies in the JP Morgan Fund Complex managed by JP Morgan Investment Management Inc. (1987-December 2012).

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Trustee and Officer Information (unaudited) continued

Interested Trustee:

Name, Age and Address of Interested Trustee	Positions(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee***
James F. Higgins (67) One New York Plaza, New York, NY 10004	Trustee	Since June 2000	Director or Trustee of various Morgan Stanley Funds (since June 2000); Senior Advisor of Morgan Stanley (since August 2000).	97

Formerly, Director of AXA Financial, Inc. and AXA Equitable Life Insurance Company (2002-2011) and Director of AXA MONY Life Insurance Company and AXA MONY Life Insurance Company of America (2004-2011).

  *  This is the earliest date the Trustee began serving the Morgan Stanley Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

  **  The Fund Complex includes (as of December 31, 2014) all open-end and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Management Inc. (the "Adviser") and any funds that have an adviser that is an affiliated person of the Adviser (including, but not limited to, Morgan Stanley AIP GP LP).

  ***  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

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Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
John H. Gernon (52) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	Since September 2013

President and Principal Executive Officer of the Equity and Fixed Income Funds and the Morgan Stanley AIP Funds (since September 2013) and the Liquidity Funds and various money market funds (since May 2014) in the Fund Complex, Managing Director of the Adviser; Head of Product (since 2006) and Global Portfolio Analysis and Reporting (since 2012); for MSIM's Long Only business.

Stefanie V. Chang Yu (49) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since December 1997

Managing Director of the Adviser and various entities affiliated with the Adviser; Chief Compliance Officer of various Morgan Stanley Funds and the Adviser (since January 2014); formerly, Vice President of various Morgan Stanley Funds (December 1997-January 2014).

Joseph C. Benedetti (50) 522 Fifth Avenue New York, NY 10036	Vice President	Since January 2014

Managing Director of the Adviser and various entities affiliated with the Adviser; Vice President of various Morgan Stanley Funds (since January 2014); formerly, Assistant Secretary of various Morgan Stanley Funds (October 2004-January 2014).

Francis J. Smith (50) 522 Fifth Avenue New York, NY 10036	Treasurer and Principal Financial Officer	Treasurer since July 2003 and Principal Financial Officer since September 2002	Executive Director of the Adviser and various entities affiliated with the Adviser; Treasurer (since July 2003) and Principal Financial Officer of various Morgan Stanley Funds (since September 2002).
Mary E. Mullin (48) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Adviser and various entities affiliated with the Adviser; Secretary of various Morgan Stanley Funds (since June 1999).

  *  This is the earliest date the officer began serving the Morgan Stanley Funds. Each officer serves a one-year term, until his or her successor is elected and has qualified.

Item 2.  Code of Ethics.

(a)                                 The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)                                 No information need be disclosed pursuant to this paragraph.

(c)                                  Not applicable.

(d)                                 Not applicable.

(e)                                  Not applicable.

(f)

(1)                                 The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)                                 Not applicable.

(3)                                 Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2015

	Registrant			Covered Entities(1)
Audit Fees		$57,789		N/A

Non-Audit Fees
Audit-Related Fees		$—	(2)	$—	(2)
Tax Fees		$4,500	(3)	$7,968,463	(4)
All Other Fees	$			$212,000	(5)
Total Non-Audit Fees		$4,500		$8,180,463

Total		$62,289		$8,180,463

2014

	Registrant			Covered Entities(1)
Audit Fees		$49,789		N/A

Non-Audit Fees
Audit-Related Fees			$(2)		$(2)
Tax Fees		$4,519	(3)	$8,152,733	(4)
All Other Fees	$			$280,341	(5)
Total Non-Audit Fees		$4,519		$8,433,074

Total		$54,308		$8,433,074

N/A- Not applicable, as not required by Item 4.

(1)         Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)         Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)         Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)         Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)         All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)                                 This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)     Not applicable.

(g)    See table above.

(h)    The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:

Jakki L. Haussler, Joseph J. Kearns, Michael F. Klein and W. Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
December 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
December 17, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 17, 2015